STATEMENT OF CASH FLOWS - USD ($)	5 Months Ended	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2015
Shuhai [Member]
Cash Flows From Operating Activities
Net loss	$ (202,740)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,968
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(25,362)
Accrued expenses and other payables	30,451
Net Cash Used in Operating Activities	(195,683)
Cash Flows From Investing Activities
Purchase of property, plant and equipment	(53,077)
Net Cash Used in Investing Activities	(53,077)
Cash Flows From Financing Activities
Capital contribution	195,878
Advance from related party	58,771
Net Cash Provided by Financing Activities	254,649
Effect of Exchange Rate Changes on Cash	15
Net Increase in Cash	$ 5,904
Cash Beginning of Period		$ 5,904
Cash End of Period	$ 5,904
Supplemental Disclosure of Cash Flow Information
Income tax payments
Interest expense
Datasea [Member]
Cash Flows From Operating Activities
Net loss	$ (202,740)	(559,886)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		7,242
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		2,336
Accrued expenses and other payables		20,259
Net Cash Used in Operating Activities		(530,049)
Cash Flows From Investing Activities
Cash received from merger		12,618
Acquisition of office equipment and intangible assets		(21,134)
Net Cash Used in Investing Activities		(8,516)
Cash Flows From Financing Activities
Payment to related party		(8,798)
Loan from shareholder		10,217
Capital contribution		651,435
Net Cash Provided by Financing Activities		652,854
Effect of Exchange Rate Changes on Cash		(5,039)
Net Increase in Cash		109,250
Cash Beginning of Period		5,904
Cash End of Period	$ 5,904	$ 115,154
Supplemental Disclosure of Cash Flow Information
Income tax payments
Interest expense